UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment  [          ];  Amendment Number:

This Amendment  (Check only one):       [    ]  is a restatement.
                                        [    ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:      John Hancock Advisers, LLC
Address:   601 Congress Street
           Boston, MA 02210

13F File Number:    28-03222

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Alfred P. Ouellette

Title:   Assistant Vice President and Senior Counsel

Phone:   (617)663-4324

Signature, Place, and Date of Signing:

/s/Alfred P. Ouellette    601 Congress Street, Boston, MA 02210     May 11, 2006
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type  (Check only One):   [ X ]  13F HOLDINGS REPORT
                                 [   ]  13F NOTICE
                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager:         None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                 2

Form 13F information table entry total:        1,103

Form 13F information table value total:   41,393,914


List of other included managers:

No.               Form 13F File Number      Name
1                 28-11519                  Manulife Financial Corporation
2                 28-03983                  John Hancock Life Insurance Company

                              John Hancock Advisers
                        Sovereign Asset Management SEC13F
                             As of March 31, 2006

(ITEM 1)                 (ITEM 2)  (ITEM 3)     (ITEM 4)      (ITEM 5)        (ITEM 6)        (ITEM 7)          (ITEM 8)
NAME                      TITLE                   FAIR       SHARES OR  INVESTMENT DISCRETION              VOTING AUTHORITY
OF                          OF      CUSIP        MARKET      PRINCIPAL    SOLE SHARED OTHER           SOLE        SHARED      NONE
ISSUER                    CLASS     NUMBER        VALUE        AMOUNT      (A)  (B)    (C)     MGR    (A)          (B)         (C)
------                    -----     ------        -----        ------      ---  ---    ---     ---    ---          ---         ---
AMERICAN INTL GROUP I      COM     026874107   1,602,156       24,242       X                 1, 2   17,181         0        7,061
AMGEN INC                  COM     031162100   2,042,311       28,073       X                 1, 2   19,860         0        8,213
AUTOMATIC DATA PROCES      COM     053015103   2,079,822       45,530       X                 1, 2   32,243         0       13,287
COCA COLA CO               COM     191216100   1,476,597       35,266       X                 1, 2   26,566         0        8,700
COLGATE PALMOLIVE CO       COM     194162103   1,524,067       26,691       X                 1, 2   18,940         0        7,751
COSTCO WHSL CORP NEW       COM     22160K105   1,587,971       29,320       X                 1, 2   20,780         0        8,540
DELL INC                   COM     24702R101   2,137,780       71,834       X                 1, 2   51,066         0       20,768
EBAY INC                   COM     278642103   1,567,605       40,195       X                 1, 2   28,285         0       11,910
ELECTRONIC ARTS INC        COM     285512109     892,702       16,314       X                 1, 2   11,734         0        4,580
GENERAL ELEC CO            COM     369604103   1,767,902       50,831       X                 1, 2   36,026         0       14,805
GENZYME CORP COM-GEN       COM     372917104   1,821,057       27,091       X                 1, 2   19,227         0        7,864
HOME DEPOT INC             COM     437076102   1,502,713       35,525       X                 1, 2   25,195         0       10,330
JOHNSON & JOHNSON          COM     478160104   1,923,528       32,481       X                 1, 2   23,016         0        9,465
MEDTRONIC INC              COM     585055106   1,784,067       35,154       X                 1, 2   24,910         0       10,244
MICROSOFT CORP             COM     594918104   2,409,385       88,548       X                 1, 2   62,748         0       25,800
PEPSICO INC                COM     713448108     419,555        7,260       X                 1, 2    5,060         0        2,200
PROCTER & GAMBLE COMP      COM     742718109   1,971,841       34,216       X                 1, 2   24,308         0        9,908
STAPLES INC                COM     855030102   3,105,073      121,672       X                 1, 2   86,132         0       35,540
STARBUCKS CORP             COM     855244109   1,478,031       39,278       X                 1, 2   27,438         0       11,840
STATE STR CORP             COM     857477103   1,569,357       25,970       X                 1, 2   18,308         0        7,662
SYSCO CORP                 COM     871829107   1,189,696       37,120       X                 1, 2   26,510         0       10,610
TEVA PHARMACEUTICAL I      COM     881624209   1,637,399       39,762       X                 1, 2   28,247         0       11,515
UNITED PARCEL SVC INC      COM     911312106   2,013,859       25,370       X                 1, 2   18,034         0        7,336
WAL MART STORES INC        COM     931142103     815,353       17,260       X                 1, 2   12,144         0        5,116
WRIGLEY WM JR CO           COM     982526105   1,074,087       16,783       X                 1, 2   11,933         0        4,850
                                              ----------
                            25                41,393,914